Earnings per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders – basic		$ 73,034,549	$ 63,627,551	$ 72,977,548
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders – diluted		$ 73,034,549	$ 63,627,551	$ 72,977,548
Denominator:
Weighted average number of shares outstanding, basic	[1]	127,129,478	128,704,610	133,261,510
Weighted average number of shares outstanding-diluted		129,140,830	131,605,869	137,653,029
Basic earnings per share		$ 0.57	$ 0.49	$ 0.55
Diluted earnings per share		$ 0.57	$ 0.48	$ 0.53
Employee Stock Option [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements		1,728,058	1,877,785	1,271,209
Anti-dilutive shares		0	180,000	2,260,762
Restricted Stock [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements		283,294	1,023,474	3,120,310
Anti-dilutive shares		1,019,128	0	0

[1]	The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.